Earnings per share	12 Months Ended
Dec. 31, 2019
Earnings per share
Earnings per share

27.  Earnings per share

The following table sets forth the computation of basic and diluted net loss per share for the following periods:

	2017	2018	2019
Numerator:
Net loss attributable to Bitauto Holdings Limited	(1,611,114)	(608,352)	(1,200,118)
(Loss)/Income allocation to participating securities of subsidiaries	(2,936)	28,336	(3,030)
Numerator for basic net loss per share	(1,614,050)	(580,016)	(1,203,148)
Dilutive effect of redeemable convertible preference shares and share options of subsidiaries	(11,036)	—	—
Numerator for diluted net loss per share	(1,625,086)	(580,016)	(1,203,148)
Denominator:
Weighted average number of shares - basic	70,154,910	71,305,353	71,108,532
Dilutive effect of potentially issuable ordinary shares	—	—	—
Weighted average number of shares - diluted	70,154,910	71,305,353	71,108,532

Net loss per ordinary share - basic	(23.01)	(8.13)	(16.92)
Net loss per ordinary share - diluted	(23.16)	(8.13)	(16.92)

The weighted average number of shares, that could potentially dilute basic net loss per share in the future including incremental shares of ordinary shares issuable upon the exercise of share options and RSUs, and conversion of convertible debt, but were not included in the computation of diluted net loss per share because they were anti-dilutive for the years presented, are 8,126,552,  6,412,017 and 3,003,599 for the years ended December 31, 2017, 2018 and 2019.